SCHEDULE OF LOCAL CURRENCY EXCHANGE RATES (Details)	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Current JPY US Dollar One Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	149.4840	156.7890	151.3380	141.0350
Average JPY US Dollar One Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	152.5417	151.4405	148.4462	140.5261